Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Document Period End Date	Jun. 30, 2024
C000001720 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class A Shares
Trading Symbol	NAIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Value Fund returned 8.97% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.54%.

•  Top contributors to relative performance

»   Security selection in financials led by Danish banking and financial services firm ING Groep NV.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Company Limited.

•  Top detractors from relative performance

»   Security selection in the health care sector, including German pharmaceutical and biotechnology company Bayer AG.

»   Security selection in the information technology sector, including Japanese electronic components manufacturer Rohm Co. Ltd.

»   An overweight to Sands China Ltd., a Hong Kong based resort and casino operator.
Performance Attribution Financials Taiwan Semiconductor Manufacturing Company Limited Health care Information technology Sands China Ltd.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	8.97%	6.86%	3.38%
Class A Shares at maximum sales charge (Offering Price)	2.71	5.60	2.77
MSCI EAFE® Index (Net)	11.54	6.46	4.33
Lipper International Multi‑Cap Value Funds Classification Average	10.18	5.92	3.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 103,863,011
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 726,947
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$103,863,011
Total number of portfolio holdings	60
Portfolio turnover (%)	13%
Total management fees paid for the year	$726,947

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001722 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class C Shares
Trading Symbol	NCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen International Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$190	1.90%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Value Fund returned 8.18% for Class C shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.54%.

•  Top contributors to relative performance

»   Security selection in financials led by Danish banking and financial services firm ING Groep NV.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Company Limited.

•  Top detractors from relative performance

»   Security selection in the health care sector, including German pharmaceutical and biotechnology company Bayer AG.

»   Security selection in the information technology sector, including Japanese electronic components manufacturer Rohm Co. Ltd.

»   An overweight to Sands China Ltd., a Hong Kong based resort and casino operator.
Performance Attribution Financials Taiwan Semiconductor Manufacturing Company Limited Health care Information technology Sands China Ltd.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	8.18%	6.07%	2.75%
MSCI EAFE® Index (Net)	11.54	6.46	4.33
Lipper International Multi‑Cap Value Funds Classification Average	10.18	5.92	3.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 103,863,011
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 726,947
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$103,863,011

Total number of portfolio holdings	60

Portfolio turnover (%)	13%

Total management fees paid for the year	$726,947

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001723 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class I Shares
Trading Symbol	NGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Value Fund returned 9.25% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.54%.

•  Top contributors to relative performance

»   Security selection in financials led by Danish banking and financial services firm ING Groep NV.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Company Limited.

•  Top detractors from relative performance

»   Security selection in the health care sector, including German pharmaceutical and biotechnology company Bayer AG.

»   Security selection in the information technology sector, including Japanese electronic components manufacturer Rohm Co. Ltd.

»   An overweight to Sands China Ltd., a Hong Kong based resort and casino operator.
Performance Attribution Financials Taiwan Semiconductor Manufacturing Company Limited Health care Information technology Sands China Ltd.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	9.25%	7.13%	3.63%
MSCI EAFE® Index (Net)	11.54	6.46	4.33
Lipper International Multi‑Cap Value Funds Classification Average	10.18	5.92	3.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 103,863,011
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 726,947
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$103,863,011
Total number of portfolio holdings	60
Portfolio turnover (%)	13%
Total management fees paid for the year	$726,947

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses